UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

               Read instructions at end of Form before  preparing  Form.
                          Please print or type.

   -----------------------------------------------------------------------------
     1.   Name and address of issuer:

                             The Barrett Funds
                             565 Fifth Avenue
                             New York, NY 10017

   -----------------------------------------------------------------------------
     2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer,
          check the box but do not list series or classes):                    X
                                                                            ----
   -----------------------------------------------------------------------------
     3.   Investment Company Act File Number:                          811-09035
                    Securities Act File                                333-65225


   -----------------------------------------------------------------------------
     4(a).Last day of fiscal year for which this Form is filed:

                                                6/30/01
   -----------------------------------------------------------------------------
     4(b).------- Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
                  (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

   -----------------------------------------------------------------------------
     4(c).-------- Check box if this is the last time the issuer  will be filing this

   -----------------------------------------------------------------------------
     5.   Calculation of registration fee:

          (i)  Aggregate  sale price of  securities  sold during the fiscal year
          pursuant to section 24(f):                                 $ 4,120,379
                                                                     -----------

          (ii) Aggregate price of securities  redeemed or repurchased during the
          fiscal year:                                               $ 4,308,594
                                                                    ------------

           (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
                          to the Commission:                         $         0
                                                                    ------------

          (iv) Total available  redemption credits [add Items 5(ii) and 5(iii)]:
                                                                     $ 4,308,594
                                                                    ------------


          (v)  Net sales - if Item 5(i) is  greater  than Item  5(iv)  [subtract
               Item 5(iv) from Item 5(i)]:                           $         0
                                                                     -----------

     ---------------------------------------------------------------------------
          (vi) Redemption credits available for use in future years  $( 188,215)
                                                                     -----------
               - if Item 5(i) is less than Item  5(iv)  [subtract  Item 5(iv)
               from   Item 5(i)]:
     ---------------------------------------------------------------------------

          (vii)Multiplier  for determining  registration  fee (See  Instruction
               C.9):
                                                                     X  0.0250%
                                                                   -------------

          (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter
                "0" if n fee is due):                             = $          0
                                                                   -------------


     ---------------------------------------------------------------------------
     6.   Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : .
                                                                  --------------
          If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .
                                                                  --------------
   -----------------------------------------------------------------------------
     7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                 +$            0
                                                                 ---------------
   -----------------------------------------------------------------------------
     8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$            0
                                                                 ---------------
   -----------------------------------------------------------------------------

     9. Date the registration fee and any interest payment was sent to the Commission's N/A lockbox depository:

                    Method of
                    Delivery:

                    --------- Wire Transfer  (CIK 0001071326)

                    --------- Mail or other means

   -----------------------------------------------------------------------------



                                   SIGNATURES


     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*
                                           /s/Robert E. Harvey
                                           -------------------------------------
                                           Robert E. Harvey, President
                                           -------------------------------------

     Date      8-28-01

     * Please print the name and title of the signing officer below the signature.